Note 14- Preferred Stock	9 Months Ended
Sep. 30, 2016
Notes
Note 14- Preferred Stock

NOTE 14–PREFERRED STOCK

On July 27, 2016, we entered into a Share Exchange Agreement to exchange 1,515,000 pre-reverse-split shares of our common stock owned by F-Squared Enterprises, LLC, for 1,515,000 shares of our Series A Preferred Stock. Brandon C. Jennewine, our director, is the sole member of F-Squared Enterprises, LLC. As provided in the terms of the Series A Preferred Stock, upon October 17, 2016, the effective date of our recapitalization, the Series A Preferred Stock was automatically converted into 75,750 shares of common stock.

On July 29, 2016, we filed an Amendment to the Articles of Incorporation Designating Rights, Privileges, and Preferences of Series A Preferred Stock with the Nevada Secretary of State respecting 1,515,000 shares of Series A Preferred Stock. The Series A Preferred Stock ranks equal to our common stock respecting the payment of dividends and distribution of assets upon liquidation, dissolution, or winding up. Each share is entitled to 50 votes, voting with the common stock as a single class.